Pension And Postretirement Benefits (Assumptions) (Narrative) (Details) - USD ($) $ in Millions		4 Months Ended	8 Months Ended	12 Months Ended
		Apr. 30, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Composite rate of compensation increase for determining projected benefit obligation			3.00%		3.00%		3.00%
Benefit cost of the contributory savings plans					$ 703		$ 631		$ 653
Debt-financed shares held by ESOPs (allocated or unallocated)			$ 0		$ 0
Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in plan benefit obligations due to change in assumed rates				$ 244
Percentage decrease in the actual long-term rate of return used to report the impact of change on future combined net pension and postretirement cost				0.50%
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate for determining projected benefit obligation			3.80%		3.80%		4.40%		4.60%
Long-term rate of return on plan assets					7.75%		7.75%		7.75%
Composite rate of compensation increase for determining projected benefit obligation			3.00%		3.00%		3.00%		3.10%
Composite rate of compensation increase for determining net pension cost (benefit)					3.00%		3.10%		3.00%
Defined Benefit Plan, Future Amortization of Prior Service Cost (Credit), before tax					$ (119)
Pension Benefit [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Long-term rate of return on plan assets				7.00%
Pension Benefit [Member] | Service Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost		4.70%	4.50%		4.60%	[1]	4.90%	[1]	4.60%	[1]
Pension Benefit [Member] | Interest Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost		3.50%	3.30%		3.60%	[1]	3.70%	[1]	3.30%	[1]
Pension Benefit [Member] | Discount Assumption Rate Change [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in discount rate over prior year					(0.60%)		(0.20%)
Increase (decrease) in plan benefit obligations due to change in assumed rates					$ 4,609		$ 2,189
Pension Benefit [Member] | Mortality Assumption Rate Change [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in plan benefit obligations due to change in assumed rates					$ (355)		$ (793)
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate for determining projected benefit obligation			3.70%		3.70%		4.30%		4.50%
Long-term rate of return on plan assets					5.75%		5.75%		5.75%
Composite rate of compensation increase for determining projected benefit obligation			3.00%		3.00%		3.00%		3.10%
Composite rate of compensation increase for determining net pension cost (benefit)					3.00%		3.10%		3.00%
Defined Benefit Plan, Future Amortization of Prior Service Cost (Credit), before tax					$ (1,558)
Postretirement Benefit [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Long-term rate of return on plan assets				5.75%
Postretirement Benefit [Member] | Service Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost	[1]				4.60%		5.00%		4.60%
Postretirement Benefit [Member] | Interest Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost	[1]				3.40%		3.60%		3.30%
Postretirement Benefit [Member] | Discount Assumption Rate Change [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in discount rate over prior year					(0.60%)		(0.20%)
Increase (decrease) in plan benefit obligations due to change in assumed rates					$ 1,605		$ 906
Postretirement Benefit [Member] | Mortality Assumption Rate Change [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in plan benefit obligations due to change in assumed rates					$ (95)		$ (227)
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost					3.70%		4.20%
Deferred compensation liability included in other noncurrent liabilities			$ 1,310		$ 1,310		$ 1,273
Deferred compensation expense					138		$ 148		$ 122
Defined Benefit Plan, Future Amortization of Prior Service Cost (Credit), before tax					$ (1)
Administrative Expense [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual health care cost trend rate for prior and current year					2.50%
Dental Claims [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual health care cost trend rate for prior and current year					3.00%
Health Care Plan Provisions [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in plan benefit obligations due to change in assumed rates					$ (39)
Prescription Drug Cost - Medicare Eligible Participants [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual health care cost trend rate for prior and current year					4.50%
Prescription Drug Cost - Medicare Eligible Participants [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual health care cost trend rate for prior and current year				4.50%
Prescription Drug Cost - non-Medicare Eligible Participants [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual health care cost trend rate for prior and current year					6.50%
Prescription Drug Cost - non-Medicare Eligible Participants [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual growth rate for health care cost											4.50%

[1]
Weighted -average discount rate in effect from January 1, 2017 through April 30, 2017 was 4.70% for service costs and 3.50% for interest costs, and, from May 1, 2017 through December 31, 2017 was 4.50% for service cost and 3.30% for interest cost.